SHORT-TERM INVESTMENTS - Schedule of Short-Term Investments (Details) R$ in Thousands	6 Months Ended
Jun. 30, 2026 BRL (R$)
Subclassifications of assets, liabilities and equities [abstract]
Balances at the beginning of the period	R$ (117,684)
Write-offs	117,684
Balances at the end of the period	R$ 0